UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio             November 1, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ]      13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       73

Form 13F Information Table Value Total: $879,332
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                  Eubel Brady & Suttman Asset Management, Inc.
                                  SEC Form 13-F
                                    09/30/02

                                                        Item #4
                                                        Market      Item #5            Item #6                      Item #8
              Item #1            Item #2    Item #3     Value               Sh/  Investment Descretion  Item #7  Voting Authority
          Name of Issuer         Title      CUSIP       (x$1,000)  Quantity Prn  Sole  Shared   Other   Mgrs.   Sole   Shared  Other

-----------------------------------------------------------------------------------------------------------------------------------

21st Century Insurance           common      90130N103    9327      904687  sh    904687  n/a   n/a     n/a      904687   n/a  n/a
Aceto Corp                       common      004446100    4457      486466  sh    486466  n/a   n/a     n/a      486466   n/a  n/a
Actrade Financial Technologies   common      00507P102    2337      927481  sh    927481  n/a   n/a     n/a      927481   n/a  n/a
Advanta Cl. B                    common      007942204     232       22500  sh     22500  n/a   n/a     n/a       22500   n/a  n/a
America Service Group            common      02364l109    4736      430954  sh    430954  n/a   n/a     n/a      430954   n/a  n/a
American Financial Hldgs.        common      026075101    4565      150110  sh    150110  n/a   n/a     n/a      150110   n/a  n/a
American Home Mtg Hldg           common      02660M108    2189      198465  sh    198465  n/a   n/a     n/a      198465   n/a  n/a
American Power Conversion Corp   common      029066107   21817     2282085  sh   2282085  n/a   n/a     n/a     2282085   n/a  n/a
AmeriCredit Corp                 common      03060R101   22732     2816810  sh   2816810  n/a   n/a     n/a     2816810   n/a  n/a
Annaly Mortgage Management       common      035710409   17616      954780  sh    954780  n/a   n/a     n/a      954780   n/a  n/a
Anworth Mrtg. Asset Corp.        common      037347101   20741     1701470  sh   1701470  n/a   n/a     n/a     1701470   n/a  n/a
AT&T Wireless Group              common      00209A106    3530      856795  sh    856795  n/a   n/a     n/a      856795   n/a  n/a
Berkshire Hathaway Cl  B         common      084670207     426         173  sh       173  n/a   n/a     n/a         173   n/a  n/a
Brown Forman cl B                common      115637209   19903      297276  sh    297276  n/a   n/a     n/a      297276   n/a  n/a
Capital Automotive REIT Inc      common      139733109    4928      197270  sh    197270  n/a   n/a     n/a      197270   n/a  n/a
CenturyTel Inc.                  common      156700106   14174      631931  sh    631931  n/a   n/a     n/a      631931   n/a  n/a
CNS Inc.                         common      126136100    3889      677460  sh    677460  n/a   n/a     n/a      677460   n/a  n/a
Coldwater Creek Inc.             common      193068103    1902      144295  sh    144295  n/a   n/a     n/a      144295   n/a  n/a
CompuDyne Corporation            common      204795306    6318      732970  sh    732970  n/a   n/a     n/a      732970   n/a  n/a
Cox Communications Inc. CL A     common      224044107   11611      472170  sh    472170  n/a   n/a     n/a      472170   n/a  n/a
Devon Energy Corp.               common      25179M103    6139      127237  sh    127237  n/a   n/a     n/a      127237   n/a  n/a
Dial Corp                        common      25247D101     632       29450  sh     29450  n/a   n/a     n/a       29450   n/a  n/a
Donnelley R R & Sons Co          common      257867101   20805      884960  sh    884960  n/a   n/a     n/a      884960   n/a  n/a
Dun & Bradstreet                 common      26483E100    8474      252140  sh    252140  n/a   n/a     n/a      252140   n/a  n/a
Emmis Communications Corp        common      291525103   15156      797680  sh    797680  n/a   n/a     n/a      797680   n/a  n/a
FBR Asset Investment Corp.       common      30241E303   26354      843070  sh    843070  n/a   n/a     n/a      843070   n/a  n/a
Greka Energy Corporation         common      397637109    2091      402194  sh    402194  n/a   n/a     n/a      402194   n/a  n/a
Hearst - Argyle TV (A)           common      422317107   16335      657620  sh    657620  n/a   n/a     n/a      657620   n/a  n/a
Hollinger International          common      435569108   12492     1374210  sh   1374210  n/a   n/a     n/a     1374210   n/a  n/a
IHOP Corp.                       common      449623107    1937       80365  sh     80365  n/a   n/a     n/a       80365   n/a  n/a
ITLA Capital Corporation         common      450565106   13948      462014  sh    462014  n/a   n/a     n/a      462014   n/a  n/a
Jones Apparel Group Inc          common      480074103   14543      473720  sh    473720  n/a   n/a     n/a      473720   n/a  n/a
Key Energy Services              common      492914106   25084     3183259  sh   3183259  n/a   n/a     n/a     3183259   n/a  n/a
Knight-Ridder                    common      499040103   35089      622041  sh    622041  n/a   n/a     n/a      622041   n/a  n/a
Lancaster Colony                 common      513847103   23852      566282  sh    566282  n/a   n/a     n/a      566282   n/a  n/a
Lee Enterprises                  common      523768109   12070      367304  sh    367304  n/a   n/a     n/a      367304   n/a  n/a
Leucadia National                common      527288104   36360     1069410  sh   1069410  n/a   n/a     n/a     1069410   n/a  n/a
Liberty Media Corp. Cl A         common      530718105    9840     1370445  sh   1370445  n/a   n/a     n/a     1370445   n/a  n/a
Local Financial Corporation      common      539553107   14370     1040581  sh   1040581  n/a   n/a     n/a     1040581   n/a  n/a
Markel Corporation               common      570535104   18889       94832  sh     94832  n/a   n/a     n/a       94832   n/a  n/a
McCormick & Company, Inc.        common      579780206    5937      260410  sh    260410  n/a   n/a     n/a      260410   n/a  n/a
MCG Capital Corp.                common      58047P107   12746      967081  sh    967081  n/a   n/a     n/a      967081   n/a  n/a
Mercury General Corp.            common      589400100   17739      414455  sh    414455  n/a   n/a     n/a      414455   n/a  n/a
Meredith Corp.                   common      589433101   14318      332581  sh    332581  n/a   n/a     n/a      332581   n/a  n/a
Metris Companies, Inc.           common      591598107     731      316560  sh    316560  n/a   n/a     n/a      316560   n/a  n/a
MFA Mortgage                     common      55272X102     661       81600  sh     81600  n/a   n/a     n/a       81600   n/a  n/a
Moody's Corp                     common      615369105   11857      244470  sh    244470  n/a   n/a     n/a      244470   n/a  n/a
National Beverage Corp.          common      635017106     257       18800  sh     18800  n/a   n/a     n/a       18800   n/a  n/a
New Century Financial            common      64352D101    9718      415320  sh    415320  n/a   n/a     n/a      415320   n/a  n/a
North Fork Bancorp               common      659424105   33577      887336  sh    887336  n/a   n/a     n/a      887336   n/a  n/a
NVR, Inc.                        common      62944T105   51838      172891  sh    172891  n/a   n/a     n/a      172891   n/a  n/a
Philip Morris                    common      718154107    8316      214339  sh    214339  n/a   n/a     n/a      214339   n/a  n/a
Prologis Trust                   common      743410102   18292      734342  sh    734342  n/a   n/a     n/a      734342   n/a  n/a
RailAmerica, Inc.                common      750753105    4250      586175  sh    586175  n/a   n/a     n/a      586175   n/a  n/a
RAIT Investment Trust            common      749227104   18397      893075  sh    893075  n/a   n/a     n/a      893075   n/a  n/a
Reynolds & Reynolds              common      761695105     202        8980  sh      8980  n/a   n/a     n/a        8980   n/a  n/a
RLI Corp.                        common      749607107   11303      210673  sh    210673  n/a   n/a     n/a      210673   n/a  n/a
S&P Midcap 400  SPDRS            common      595635103   18641      251056  sh    251056  n/a   n/a     n/a      251056   n/a  n/a
Saxon Cap Aquisition Corp        common      80556P302    7683      694080  sh    694080  n/a   n/a     n/a      694080   n/a  n/a
Sherwin-Williams Co.             common      824348106   22060      931600  sh    931600  n/a   n/a     n/a      931600   n/a  n/a
SLM Corporation                  common      78442P106    9821      105440  sh    105440  n/a   n/a     n/a      105440   n/a  n/a
Spherion Inc.                    common      848420105   10289     1459375  sh   1459375  n/a   n/a     n/a     1459375   n/a  n/a
Sport-Haley                      common      848925103     287       82100  sh     82100  n/a   n/a     n/a       82100   n/a  n/a
Standard Management              common      853612109    1377      275463  sh    275463  n/a   n/a     n/a      275463   n/a  n/a
Supreme Ind. Inc                 common      868607102    4232      951017  sh    951017  n/a   n/a     n/a      951017   n/a  n/a
Telephone & Data Systems         common      879433100   23494      465689  sh    465689  n/a   n/a     n/a      465689   n/a  n/a
Timberland Company               common      887100105   13282      419265  sh    419265  n/a   n/a     n/a      419265   n/a  n/a
Trinity Industries Inc           common      896522109   17782     1080330  sh   1080330  n/a   n/a     n/a     1080330   n/a  n/a
UST Inc.                         common      902911106   19426      688630  sh    688630  n/a   n/a     n/a      688630   n/a  n/a
Washington Mutual                common      939322103   15060      478549  sh    478549  n/a   n/a     n/a      478549   n/a  n/a
White Mountain Insurance         common      g9618e107    1504        5108  sh      5108  n/a   n/a     n/a        5108   n/a  n/a
Williams Controls Inc.           common      969465103     206      734902  sh    734902  n/a   n/a     n/a      734902   n/a  n/a

Robbins & Myers                  conv bond   770196aa1    2158     2208000 prn   2208000  n/a   n/a     n/a     2208000   n/a  n/a









00843.0001 #358849